Income Taxes (Details Narrative) (10 K) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Increase in valuation allowance		$ 9,291
Provisional reduction gross deferred tax assets	$ 10,743